Stockholders' Equity (Deficit) - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise Price
Number of Option Outstanding	322,172
Weighed Averate Remaining Contractual Life (in years)	7 years 10 months 10 days
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.55	0.42	0.42
Number of Option Exercisable	141,784
Weighted Average Exercise Price, Exercisable	$ 0.42	$ 0.42
Minimum [Member]
Exercise Price	0.40
Maximum [Member]
Exercise Price	$ 6.50